(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Computation of Basic Earnings/(Loss) Per Share	The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net (loss)/income.

	June 30,
	2020	2021
Net (loss)/income	$(23,830)	$53,764
Less preferred dividend	5,746	5,571
Less/(plus) mezzanine equity measurement	135	(271)
Net (loss)/income available to common shareholders	$(29,711)	$48,464
Weighted average number of shares, basic and diluted	103,067,556	106,547,372
(Loss)/earnings per share in U.S. Dollars, basic and diluted	$(0.29)	$0.45